Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Disclosure of Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information. The Compensation Committee makes executive officer equity awards once each fiscal year during the first to third week after the filing of the Company’s annual report on Form 10-K for the prior fiscal year. On occasion the Compensation Committee may determine that it is appropriate to make additional awards to an executive officer at another time of the year, but the Committee only does so at times that the Committee members would be permitted to trade RBC stock under our Insider Trading Policy (i.e., only when Committee members are not in possession of material nonpublic information regarding the Company and only during trading windows). For example, the Compensation Committee awarded shares of restricted stock and stock options to CFO Robert Sullivan on November 5, 2024, the first day of the trading window following the release of our financial results for the second quarter of fiscal 2025. As a result of this policy, no awards were made to executive officers in fiscal 2026 during the period starting four business days before, and ending one business day after, the filing or furnishing of any of our Exchange Act periodic reports.

Award Timing Method	The Compensation Committee makes executive officer equity awards once each fiscal year during the first to third week after the filing of the Company’s annual report on Form 10-K for the prior fiscal year. On occasion the Compensation Committee may determine that it is appropriate to make additional awards to an executive officer at another time of the year, but the Committee only does so at times that the Committee members would be permitted to trade RBC stock under our Insider Trading Policy (i.e., only when Committee members are not in possession of material nonpublic information regarding the Company and only during trading windows).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee makes executive officer equity awards once each fiscal year during the first to third week after the filing of the Company’s annual report on Form 10-K for the prior fiscal year. On occasion the Compensation Committee may determine that it is appropriate to make additional awards to an executive officer at another time of the year, but the Committee only does so at times that the Committee members would be permitted to trade RBC stock under our Insider Trading Policy (i.e., only when Committee members are not in possession of material nonpublic information regarding the Company and only during trading windows).